RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENT OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Net cash provided by operating activities	¥ (15,031)	$ (2,143)	¥ (5,456)	¥ 3,291
Net cash provided by financing activities	4,498	640	22,933	(332)
Net increase in cash and cash equivalents	(15,505)	(2,213)	6,253	1,857
Cash and cash equivalents, beginning of year	23,708	3,383	17,669	15,351
Effect of exchange rate changes on cash and cash equivalents	172	25	(214)	447
Cash and cash equivalents, end of the year	8,375	1,195	23,708	17,669
Parent Company
Net cash provided by operating activities	(20,945)	(2,989)	(19,864)	(4,567)
Net cash provided by financing activities	20,023	2,857	17,636	1,614
Net increase in cash and cash equivalents	(922)	(132)	(2,228)	(2,953)
Cash and cash equivalents, beginning of year	3,952	564	6,394	8,900
Effect of exchange rate changes on cash and cash equivalents	172	25	(214)	447
Cash and cash equivalents, end of the year	¥ 3,202	$ 457	¥ 3,952	¥ 6,394